Application of New and Revised IFRS® Accounting Standards, International Accounting Standards (“IAS”), International Financial Reporting Interpretations Committee (“IFRIC®”) Interpretations and Standing Interpretations Committee (“SIC®”) Interpretations Issued by The International Accounting Standards Board (“IASB”), (Collectively, “IFRSs”)
12 Months Ended
Dec. 31, 2024
Application of new and revised IFRS® Accounting Standards, International Accounting Standards (“IAS”), International Financial Reporting Interpretations Committee (“IFRIC®”) Interpretations and Standing Interpretations Committee (“SIC®”) Interpretations issued by the International Accounting Standards Board (“IASB”), (collectively, “IFRSs”) [Abstract]
Application of new and revised IFRS® Accounting Standards, International Accounting Standards (“IAS”), International Financial Reporting Interpretations Committee (“IFRIC®”) Interpretations and Standing Interpretations Committee (“SIC®”) Interpretations issued by the International Accounting Standards Board (“IASB”), (collectively, “IFRSs”)

3.      Application of new and revised IFRS® Accounting Standards, International Accounting Standards (“IAS”), International Financial Reporting Interpretations Committee (“IFRIC®”) Interpretations and Standing Interpretations Committee (“SIC®”) Interpretations issued by the International Accounting Standards Board (“IASB”), (collectively, “IFRSs”)

a)      Amendments to IFRSs and the new interpretation that are mandatorily effective for the current year

New Standards, Interpretations and Amendments	Effective date issued by IASB
Amendments to IFRS 16, “Lease Liability in a Sale and Leaseback”	January 1, 2024
Amendments to IAS 1, “Classification of Liabilities as Current or Non-current”	January 1, 2024
Amendments to IAS 1, “Non-current Liabilities with Covenants”	January 1, 2024
Amendments to IAS 7 and IFRS 7, “Supplier Finance Arrangements”	January 1, 2024

Based on the Group’s assessment, the above standards and interpretations had no significant impact on the Group’s financial position and financial performance.

b)      New standards, interpretations and amendments in issue but not yet effective

New Standards, Interpretations and Amendments	Effective date issued by IASB
Amendments to IFRS 10 and IAS 28, “Sale or Contribution of Assets between an Investor and its Associate or Joint Venture”	To be determined by IASB
Amendments to IAS 21, “Lack of Exchangeability”	January 1, 2025
Amendments to IFRS 9 and IFRS 7, “Amendments to the Classification and Measurement of Financial Instruments”	January 1, 2026
Amendment to IFRS 9 and IFRS 7, “Contracts Referencing Nature – Dependent Electricity”	January 1, 2026
Annual improvements to IFRS Accounting Standards – Volume 11	January 1, 2026
IFRS 18, “Presentation and Disclosure in Financial Statements”	January 1, 2027
IFRS 19, “Subsidiaries without Public Accountability: Disclosures”	January 1, 2027

Except for the following, the above standards and interpretations are not currently expected to have a significant impact to the Group’s financial condition and financial performance based on the Group’s preliminary assessment.

IFRS 18, “Presentation and Disclosure in Financial Statements”

IFRS 18, “Presentation and Disclosure in Financial Statements” replaces IAS 1 and updates the structure of the statement of profit or loss, requires disclosures for certain profit or loss performance measures and enhanced principles on aggregation and disaggregation to the primary financial statements and notes.